Consolidated Statements Of Contingently Redeemable Common Stock And Stockholders' Deficit - USD ($) $ in Thousands	Total	Contingently Redeemable Common Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Beginning balance at Jan. 31, 2015	$ (427,475)		$ 871	$ (4,923)	$ (425,088)	$ 1,665
Beginning balance at Jan. 31, 2015		$ 6,944
Beginning balance, shares at Jan. 31, 2015			87,073,000
Beginning balance, shares at Jan. 31, 2015		413,000
Stock issuance		$ 500
Net income	24,104				24,104
Postretirement medical plan adjustment, net of tax	1,045					1,045
Common stock issued for public offering, net of related fees, shares		168,000
Unrealized gain on cash flow hedge, net of tax	619					619
Dividends paid	(25)			(25)
Stock compensation expense	2,265			2,265
Option exercises, shares		504,000
Option exercises	(638)	$ 1,313		(638)
Call of shares prior to public offering, shares		(140,000)
Call of shares	(144)	$ (806)		(144)
Other equity transactions	(824)			(824)
Ending balance at Jan. 30, 2016		$ 7,951
Ending balance at Jan. 30, 2016	(401,073)		$ 871	(4,289)	(400,984)	3,329
Ending balance, shares at Jan. 30, 2016		945,000
Ending balance, shares at Jan. 30, 2016			87,073,000
Net income	44,224				44,224
Postretirement medical plan adjustment, net of tax	(1,086)					(1,086)
Unrealized gain on cash flow hedge, net of tax	38					38
Dividends paid	(25)			(25)
Stock compensation expense	11,828			11,828
Option exercises, shares		217,000
Option exercises	(661)	$ 1,038		(661)
Call of shares prior to public offering, shares		(119,000)
Call of shares	(583)	$ (844)		(583)
Other equity transactions	127			127
Ending balance at Jan. 28, 2017	8,145	$ 8,145
Ending balance at Jan. 28, 2017	$ (347,211)		$ 871	6,397	(356,760)	2,281
Ending balance, shares at Jan. 28, 2017	1,043,000	1,043,000
Ending balance, shares at Jan. 28, 2017	87,073,000		87,073,000
Net income	$ (16,407)
Ending balance at Oct. 28, 2017	8,975
Ending balance at Oct. 28, 2017	$ (1,092,060)
Ending balance, shares at Oct. 28, 2017	1,365,000
Ending balance, shares at Oct. 28, 2017	87,073,000
Beginning balance at Jan. 28, 2017	$ (347,211)		$ 871	6,397	(356,760)	2,281
Beginning balance at Jan. 28, 2017	$ 8,145	$ 8,145
Beginning balance, shares at Jan. 28, 2017	87,073,000		87,073,000
Beginning balance, shares at Jan. 28, 2017	1,043,000	1,043,000
Net income	$ 50,301				50,301
Postretirement medical plan adjustment, net of tax	(312)					(312)
Dividends paid	(735,518)			(6,397)	(729,121)
Stock compensation expense	9,102			9,102
Option exercises, shares		616,000
Option exercises	(2,850)	$ 3,708		(2,850)
Call of shares prior to public offering, shares		(203,000)
Call of shares	(554)	$ (1,415)		(554)
Other equity transactions	(2,815)			(2,815)	(432)	432
Ending balance at Feb. 03, 2018	10,438	$ 10,438
Ending balance at Feb. 03, 2018	$ (1,029,857)		$ 871	2,883	(1,036,012)	2,401
Ending balance, shares at Feb. 03, 2018	1,456,000	1,456,000
Ending balance, shares at Feb. 03, 2018	87,073,000		87,073,000
Net income	$ 62,954				62,954
Common stock issued for public offering, net of related fees, shares			43,125,000
Common stock issued for public offering, net of related fees	685,889		$ 431	685,458
Common stock issued under stock incentive plans, shares			4,396,000
Common stock issued under stock incentive plans			$ 44	(44)
Stock reclassification as a result of public offering, shares			1,736,000
Stock reclassification as a result of public offering, shares		(1,736,000)
Stock reclassification as a result of public offering	13,202		$ 17	13,185
Stock reclassification as a result of public offering		$ (13,202)
Common stock issued related to follow-on offering , shares			1,290,000
Common stock issued related to follow-on offering			$ 13	(13)
Common stock repurchased upon vesting of stock awards, shares							(782,000)
Common stock repurchased upon vesting of stock awards	(19,109)						$ (19,109)
Stock compensation expense	54,746			54,746
Option exercises, shares		280,000
Option exercises	(2,210)	$ 2,792		(2,210)
Call of shares prior to public offering, shares			0				0
Call of shares prior to public offering		$ (28)
Call of shares	(12)			(12)
Net shares used to pay tax withholdings upon option exercise	(21,900)			(21,900)
Cash received on option exercises	6,041			6,041
Cumulative effect of change in Accounting principle	(6,362)				(6,362)
Ending balance at Nov. 03, 2018	$ (256,618)		$ 1,376	$ 738,134	$ (979,420)	$ 2,401	$ (19,109)
Ending balance, shares at Nov. 03, 2018	0
Ending balance, shares at Nov. 03, 2018	136,838,000		137,620,000				(782,000)